Revenue - Summary of Significant Changes in Contract Liabilities Balances (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Revenue [Abstract]
Revenue recognised that was included in contract liabilities balance at the beginning of the year	$ 49,124	$ 97,542
Increases due to advances and license fees collected	60,000	36,750
Amounts recognised as revenue during the year	(29,124)	(30,918)
Advances utilised during the year	(20,000)	(54,250)
Revenue recognised that was included in contract liabilities balance at the end of the year	$ 60,000	$ 49,124